Notes Payable (10K) (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 24, 2016	May 04, 2015	Oct. 24, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 08, 2016
Debt maturity date						Mar. 31, 2015	Mar. 31, 2015
Debt instrument interest rate						8.50%	8.50%
Warrant to purchase shares of common stock								1,800,364
Warrant exercise price								$ 1.59
Debt discount amortization				$ 174,147	$ 119,542	$ 623,101	$ 437,115
Amortization over period				3 years 9 months		2 years
Unamortized debt discount				$ 3,092,226		$ 1,383,905	$ 1,354,806
Hankey Capital, LLC [Member]
Warrant to purchase shares of common stock			3,955,697
Warrant exercise price			$ 1.58
Warrant expiration date			Oct. 24, 2017
Hankey Capital, LLC [Member] | Second Warrant [Member]
Warrant to purchase shares of common stock		1,898,734
Warrant exercise price		$ 1.58
Warrant expiration date		May 04, 2018
Hankey Capital, LLC [Member] | Second Secured Convertible Note And Warrant [Member]
Convertible promissory note amount		$ 2,000,000
Debt maturity date		May 04, 2018
Debt instrument interest rate		8.50%
Debt instrument interest rate, minimum		8.50%
Percentage of average daily price of common stock measured		70.00%
Debt instrument common stock price conversation period		60 days
Loan for collateral value ratio percentage		50.00%
Number of common stock shares issued for lending		2,531,646
Loan commitment fee amount		$ 60,000
Percentage of commitment fee paid		3.00%
Maximum percentage of issued and outstanding common stock		4.999%
Hankey Capital, LLC [Member] | Second Secured Convertible Note And Warrant [Member] | Maximum [Member]
Debt instrument conversation price per share		$ 1.58
Loan for collateral value ratio percentage		50.00%
Hankey Capital, LLC [Member] | Second Secured Convertible Note And Warrant [Member] | Prime Rate [Member]
Debt instrument interest rate		4.00%
Hankey Capital, LLC [Member] | Convertible Note [Member]
Convertible promissory note amount			$ 5,000,000
Debt maturity date			Oct. 24, 2017
Debt instrument interest rate			8.50%
Debt instrument interest rate, minimum			8.50%
Percentage of average daily price of common stock measured			70.00%
Debt instrument common stock price conversation period			60 days
Loan for collateral value ratio percentage			50.00%
Number of common stock shares issued for lending			6,329,114
Loan commitment fee amount			$ 150,000
Percentage of commitment fee paid			3.00%
Hankey Capital, LLC [Member] | Convertible Note [Member] | Maximum [Member]
Debt instrument conversation price per share	$ 1.58		$ 1.58
Loan for collateral value ratio percentage	50.00%		50.00%
Hankey Capital, LLC [Member] | Convertible Note [Member] | Prime Rate [Member]
Debt instrument interest rate			4.00%
Forefront [Member]
Warrant to purchase shares of common stock			126,582